Note 11 - Loss Per Share - Summary of Basic and Diluted Loss Per Common Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net loss attributable to common shareholders, continuing operations	$ (1,999,129)	$ (8,753,072)	$ (35,805,469)
Weighted average common shares – Outstanding , continuing operations (in shares)	11,318,197	11,067,524	8,165,703
Basic and diluted loss per share, continuing operations (in dollars per share)	$ (0.18)	$ (0.79)	$ (4.38)
Net loss attributable to common shareholders, discontinued operations	$ 554,506	$ 849,701	$ (10,141,353)
Net loss attributable to common shareholders	$ (1,444,623)	$ (7,903,371)	$ (45,946,822)
Basic and diluted loss per share (in dollars per share)	$ (0.10)	$ (0.71)	$ (5.63)